UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              90

Form 13F Information Table Value Total:              $257,842
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
Annaly Capital Management Inc       STOCK   035710409    8,669      558,954   SH              SOLE      NONE                   NONE
Apartment Investment & Managem      STOCK   03748R101    1,182       34,698   SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc       STOCK   044103109    6,330    1,370,100   SH              SOLE      NONE                   NONE
Associated Estates Realty Corp      STOCK   045604105    5,344      499,000   SH              SOLE      NONE                   NONE
Boston Properties Inc               STOCK   101121101    4,691       52,000   SH              SOLE      NONE                   NONE
Brandywine Realty Trust             STOCK   105368203      560       35,547   SH              SOLE      NONE                   NONE
Colonial Properties Trust           STOCK   195872106    6,481      323,723   SH              SOLE      NONE                   NONE
Developers Diversified Realty       STOCK   251591103    6,061      174,604   SH              SOLE      NONE                   NONE
Equity One Inc                      STOCK   294752100    3,216      156,500   SH              SOLE      NONE                   NONE
Equity Residential                  STOCK   29476L107   10,959      286,368   SH              SOLE      NONE                   NONE
FelCor Lodging Trust Inc            STOCK   31430F101    9,984      950,846   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103   10,455      380,595   SH              SOLE      NONE                   NONE
General Growth Properties Inc       STOCK   370021107   12,611      360,000   SH              SOLE      NONE                   NONE
Glimcher Realty Trust               STOCK   379302102    6,132      548,450   SH              SOLE      NONE                   NONE
Gramercy Capital Corp/New York      STOCK   384871109      892       76,930   SH              SOLE      NONE                   NONE
HCP Inc                             STOCK   40414L109    7,883      247,800   SH              SOLE      NONE                   NONE
Hospitality Properties Trust        STOCK   44106M102    1,436       58,696   SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104    5,762      422,100   SH              SOLE      NONE                   NONE
Lexington Realty Trust              STOCK   529043101    7,567      555,200   SH              SOLE      NONE                   NONE
Liberty Property Trust              STOCK   531172104    2,242       67,645   SH              SOLE      NONE                   NONE
Macerich Co/The                     STOCK   554382101    5,107       82,200   SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp               STOCK   554489104   10,507      307,490   SH              SOLE      NONE                   NONE
Mid-America Apartment Communit      STOCK   59522J103   11,219      219,800   SH              SOLE      NONE                   NONE
National Health Investors Inc       STOCK   63633D104    6,001      210,500   SH              SOLE      NONE                   NONE
National Retail Properties Inc      STOCK   637417106    5,549      265,496   SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc      STOCK   681936100      586       35,219   SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves      STOCK   709102107    6,171      266,694   SH              SOLE      NONE                   NONE
Post Properties Inc                 STOCK   737464107    1,093       36,736   SH              SOLE      NONE                   NONE
ProLogis                            STOCK   743410102    3,435       63,200   SH              SOLE      NONE                   NONE
Realty Income Corp                  STOCK   756109104    1,570       69,000   SH              SOLE      NONE                   NONE
Senior Housing Properties Trus      STOCK   81721M109      990       50,700   SH              SOLE      NONE                   NONE
Simon Property Group Inc            STOCK   828806109    7,020       78,100   SH              SOLE      NONE                   NONE
SL Green Realty Corp                STOCK   78440X101   10,163      122,864   SH              SOLE      NONE                   NONE
Sovran Self Storage Inc             STOCK   84610H108    4,522      108,800   SH              SOLE      NONE                   NONE
Strategic Hotels & Resorts Inc      STOCK   86272T106    1,078      115,061   SH              SOLE      NONE                   NONE
Sunstone Hotel Investors Inc        STOCK   867892101    1,162       70,000   SH              SOLE      NONE                   NONE
Taubman Centers Inc                 STOCK   876664103       97        2,000   SH              SOLE      NONE                   NONE
UDR Inc                             STOCK   902653104    7,041      314,598   SH              SOLE      NONE                   NONE
Weingarten Realty Investors         STOCK   948741103    4,878      160,900   SH              SOLE      NONE                   NONE

3M Co                               STOCK   88579Y101    1,392       20,000   SH              SOLE      NONE                   NONE
Abbott Laboratories                 STOCK   002824100    1,324       25,000   SH              SOLE      NONE                   NONE
Accenture Ltd                       STOCK   G1150G111    1,629       40,000   SH              SOLE      NONE                   NONE
Altria Group Inc                    STOCK   02209S103      720       35,000   SH              SOLE      NONE                   NONE
American Electric Power Co Inc      STOCK   025537101      455       11,300   SH              SOLE      NONE                   NONE
Amgen Inc                           STOCK   031162100      472       10,000   SH              SOLE      NONE                   NONE
Annaly Capital Management Inc       STOCK   035710409    1,163       75,000   SH              SOLE      NONE                   NONE
Apache Corp                         STOCK   037411105      695        5,000   SH              SOLE      NONE                   NONE
Bank of America Corp                STOCK   060505104      597       25,007   SH              SOLE      NONE                   NONE
Best Buy Co Inc                     STOCK   086516101      396       10,000   SH              SOLE      NONE                   NONE
Caterpillar Inc                     STOCK   149123101    1,698       23,000   SH              SOLE      NONE                   NONE
Cisco Systems Inc                   STOCK   17275R102    1,396       60,000   SH              SOLE      NONE                   NONE
ConocoPhillips                      STOCK   20825C104    1,888       20,000   SH              SOLE      NONE                   NONE
Consolidated Edison Inc             STOCK   209115104      586       15,000   SH              SOLE      NONE                   NONE
Covidien Plc                        STOCK   G2552X108      287        6,000   SH              SOLE      NONE                   NONE
Deere & Co                          STOCK   244199105    1,010       14,000   SH              SOLE      NONE                   NONE
EI Du Pont de Nemours & Co          STOCK   263534109    1,115       26,000   SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts              STOCK   268648102    1,175       80,000   SH              SOLE      NONE                   NONE
Energy Transfer Partners LP         STOCK   29273R109      652       15,000   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103      275       10,000   SH              SOLE      NONE                   NONE
Foster Wheeler Ltd                  STOCK   G36535139      366        5,000   SH              SOLE      NONE                   NONE
General Electric Co                 STOCK   369604103    2,028       76,000   SH              SOLE      NONE                   NONE
Hewlett-Packard Co                  STOCK   428236103    1,326       30,000   SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104      302       22,142   SH              SOLE      NONE                   NONE
Johnson & Johnson                   STOCK   478160104      984       15,300   SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                 STOCK   46625H100      686       20,000   SH              SOLE      NONE                   NONE
Manitowoc Co Inc/The                STOCK   563571108      325       10,000   SH              SOLE      NONE                   NONE
Medco Health Solutions Inc          STOCK   58405U102    1,180       25,000   SH              SOLE      NONE                   NONE
Merrill Lynch & Co Inc              STOCK   590188108      634       20,000   SH              SOLE      NONE                   NONE
Microsoft Corp                      STOCK   594918104    1,596       58,000   SH              SOLE      NONE                   NONE
Newmont Mining Corp                 STOCK   651639106      782       15,000   SH              SOLE      NONE                   NONE
Noble Corp                          STOCK   G65422100    1,429       22,000   SH              SOLE      NONE                   NONE
Nokia OYJ                           STOCK   654902204      490       20,000   SH              SOLE      NONE                   NONE
Nucor Corp                          STOCK   670346105    1,195       16,000   SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc          STOCK   684010101      670       30,000   SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                      STOCK   713448108    1,017       16,000   SH              SOLE      NONE                   NONE
Pfizer Inc                          STOCK   717081103      297       17,000   SH              SOLE      NONE                   NONE
Philip Morris International In      STOCK   718172109    1,976       40,000   SH              SOLE      NONE                   NONE
Procter & Gamble Co/The             STOCK   742718109      851       14,000   SH              SOLE      NONE                   NONE
Schlumberger Ltd                    STOCK   806857108    1,515       14,100   SH              SOLE      NONE                   NONE
Spectra Energy Corp                 STOCK   847560109      371       12,900   SH              SOLE      NONE                   NONE
Target Corp                         STOCK   87612E106      423        9,100   SH              SOLE      NONE                   NONE
Texas Instruments Inc               STOCK   882508104    1,267       45,000   SH              SOLE      NONE                   NONE
Transocean Ltd                      STOCK   G90073100    1,372        9,000   SH              SOLE      NONE                   NONE
Tyco International Ltd              STOCK   G9143X208    1,201       30,000   SH              SOLE      NONE                   NONE
UnitedHealth Group Inc              STOCK   91324P102    1,313       50,000   SH              SOLE      NONE                   NONE
Valero Energy Corp                  STOCK   91913Y100    1,441       35,000   SH              SOLE      NONE                   NONE
Verizon Communications Inc          STOCK   92343V104    1,770       50,000   SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                 STOCK   931142103    1,652       29,400   SH              SOLE      NONE                   NONE
Wells Fargo & Co                    STOCK   949746101      238       10,000   SH              SOLE      NONE                   NONE
Wyeth                               STOCK   983024100    1,573       32,800   SH              SOLE      NONE                   NONE